Initial Public Offering - Additional Information (Detail) - USD ($)			6 Months Ended	9 Months Ended
	Sep. 14, 2021	Sep. 09, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
Disclosure Of Initial Public Offering [Line Items]
Payment to acquire restricted investments	$ 230,000,000		$ 230,000,000	$ 230,000,000
Cash set aside from the trust account for meeting stock issuance costs				2,081,180
Aggregate Transaction Costs	22,517,064
Payment of underwriting discount	2,335,058
Deferred underwriting fees payable				$ 8,050,000	$ 8,050,000
Other offering costs	640,129	$ 640,129
Excess fair value of shares held by related party	$ 11,491,877
Term Of Investment Maturity Date	180 days
Public Warrants [Member]
Disclosure Of Initial Public Offering [Line Items]
Class of warrant or right, exercise price of warrants or rights	$ 11.5	$ 11.5
IPO [Member]
Disclosure Of Initial Public Offering [Line Items]
Temporary equity stock issued during period shares new issues	23,000,000	23,000,000
Temporary equity issue price per share	$ 10
Payment to acquire restricted investments		$ 230,000,000
Aggregate Transaction Costs		22,517,064
Excess fair value of shares held by related party		$ 11,491,877
Over-Allotment Option [Member]
Disclosure Of Initial Public Offering [Line Items]
Temporary equity stock issued during period shares new issues	230,000,000	3,000,000
IPO Including Overallotement [Member]
Disclosure Of Initial Public Offering [Line Items]
Temporary equity issue price per share	$ 10	$ 10